Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

18. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results including revenues, operating cost and expenses and income (loss) from operations when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in three reportable segments: wealth management, asset management and, other business. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2019 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	688,652	2,208	—	690,860
Recurring service fees	520,013	4,679	—	524,692
Performance-based income	23,333	104	—	23,437
Other service fees	222,912	4,274	295,772	522,958
Total revenues from others	1,454,910	11,265	295,772	1,761,947
Revenues from funds Gopher manages
One-time commissions	239,409	1,399	—	240,808
Recurring service fees	635,437	685,336	—	1,320,773
Performance-based income	97	89,551	—	89,648
Total revenues from funds Gopher manages	874,943	776,286	—	1,651,229
Total revenues	2,329,853	787,551	295,772	3,413,176
Less: VAT related surcharges	(10,574)	(3,971)	(6,819)	(21,364)
Net revenues	2,319,279	783,580	288,953	3,391,812
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(625,044)	—	—	(625,044)
Performance-based compensation	—	(31,283)	—	(31,283)
Other compensations	(607,336)	(248,612)	(98,495)	(954,443)
Total compensation and benefits	(1,232,380)	(279,895)	(98,495)	(1,610,770)
Selling expenses	(287,541)	(26,661)	(17,144)	(331,346)
General and administrative expenses	(194,908)	(71,805)	(29,779)	(296,492)
Provision for credit losses	(121,572)	(3,800)	(5,351)	(130,723)
Other operating expenses	(103,846)	(25,978)	(66,969)	(196,793)
Government subsidies	58,704	15,878	14,696	89,278
Total operating cost and expenses	(1,881,543)	(392,261)	(203,042)	(2,476,846)
Income from operations	437,736	391,319	85,911	914,966

	Year Ended December 31, 2020 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	677,726	1,288	—	679,014
Recurring service fees	697,140	3,017	—	700,157
Performance-based income	180,385	144	—	180,529
Other service fees	123,458	7,451	65,242	196,151
Total revenues from others	1,678,709	11,900	65,242	1,755,851
Revenues from funds Gopher manages
One-time commissions	88,520	41,303	—	129,823
Recurring service fees	587,307	642,735	—	1,230,042
Performance-based income	24,920	184,076	—	208,996
Total revenues from funds Gopher manages	700,747	868,114	—	1,568,861
Total revenues	2,379,456	880,014	65,242	3,324,712
Less: VAT related surcharges	(13,123)	(4,521)	(1,242)	(18,886)
Net revenues	2,366,333	875,493	64,000	3,305,826
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(613,101)	—	(898)	(613,999)
Performance-based compensation	—	(85,413)	—	(85,413)
Other compensations	(486,668)	(254,278)	(63,654)	(804,600)
Total compensation and benefits	(1,099,769)	(339,691)	(64,552)	(1,504,012)
Selling expenses	(228,853)	(34,302)	(8,537)	(271,692)
General and administrative expenses	(197,511)	(59,440)	(20,928)	(277,879)
Provision for credit losses	(3,785)	(251)	(4,047)	(8,083)
Other operating expenses	(76,983)	(6,443)	(15,614)	(99,040)
Government subsidies	58,046	24,443	30,867	113,356
Total operating cost and expenses	(1,548,855)	(415,684)	(82,811)	(2,047,350)
Income (loss) from operations	817,478	459,809	(18,811)	1,258,476

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,130,653	241	—	1,130,894
Recurring service fees	912,506	1,194	—	913,700
Performance-based income	391,903	—	—	391,903
Other service fees	92,352	1,390	68,240	161,982
Total revenues from others	2,527,414	2,825	68,240	2,598,479
Revenues from funds Gopher manages
One-time commissions	50,247	90,275	—	140,522
Recurring service fees	557,094	638,215	—	1,195,309
Performance-based income	77,218	315,072	—	392,290
Total revenues from funds Gopher manages	684,559	1,043,562	—	1,728,121
Total revenues	3,211,973	1,046,387	68,240	4,326,600
Less: VAT related surcharges	(17,076)	(4,923)	(11,507)	(33,506)
Net revenues	3,194,897	1,041,464	56,733	4,293,094
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(900,921)	(19,975)	—	(920,896)
Performance-based compensation	(45,913)	(112,130)	—	(158,043)
Other compensations	(707,455)	(317,929)	(64,557)	(1,089,941)
Total compensation and benefits	(1,654,289)	(450,034)	(64,557)	(2,168,880)
Selling expenses	(354,128)	(55,790)	(27,213)	(437,131)
General and administrative expenses	(270,253)	(70,686)	(42,382)	(383,321)
Provision for credit losses	(6,490)	(13,275)	(93,194)	(112,959)
Other operating expenses	(53,616)	(4,347)	(49,881)	(107,844)
Government subsidies	65,368	37,905	12,666	115,939
Total operating cost and expenses	(2,273,408)	(556,227)	(264,561)	(3,094,196)
Income (loss) from operations	921,489	485,237	(207,828)	1,198,898

The following table summarizes the Group’s revenues generated by the different geographic location.

	Year Ended December 31, 2019 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,494,742	676,837	295,772	2,467,351
Hong Kong	633,168	99,957	—	733,125
Others	201,943	10,757	—	212,700
Total revenues	2,329,853	787,551	295,772	3,413,176

	Year Ended December 31, 2020 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,787,611	742,743	65,242	2,595,596
Hong Kong	452,810	111,431	—	564,241
Others	139,035	25,840	—	164,875
Total revenues	2,379,456	880,014	65,242	3,324,712

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	2,479,576	768,203	68,240	3,316,019
Hong Kong	629,587	240,136	—	869,723
Others	102,810	38,048	—	140,858
Total revenues	3,211,973	1,046,387	68,240	4,326,600

Substantially all of the Group’s revenues are derived from, and its assets are located in the mainland of China and Hong Kong.